Promissory notes payable and other borrowings (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2020	Apr. 30, 2020	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2023	Feb. 28, 2022	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Interest expense			$ 161,453	$ 197,855	$ 314,324	$ 395,105
Unsecured promissory note [member]
IfrsStatementLineItems [Line Items]
Principal amount			$ 200,000		$ 200,000		$ 200,000
Interest rate			18.00%		18.00%
Interest expense					$ 159,232		141,940
Secured promissory note [member] | Win view Inc [member]
IfrsStatementLineItems [Line Items]
Principal amount			$ 462,583		$ 462,583		$ 429,822
Interest rate			8.00%		8.00%
Paycheck protection program loans [member]
IfrsStatementLineItems [Line Items]
Principal amount			$ 209,875		$ 209,875
Interest rate	1.00%	1.00%
Proceeds from debt	$ 1,589,559	$ 1,589,559			$ 1,589,559
Maturity					the Notes are scheduled to mature in April 2022 and require 18 equal monthly payments of principal and interest beginning November 2020
Remaining deferred income liability